Leases - Residual value exposures (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of finance lease contracts	£ 215	£ 205
Unguaranteed residual values of hire purchase agreements		57
Unguaranteed residual values		506
Less than 12 months
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of finance lease contracts		68
Unguaranteed residual values of hire purchase agreements		55
Unguaranteed residual values		175
1 to 2 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of finance lease contracts		32
Unguaranteed residual values of hire purchase agreements		2
Unguaranteed residual values		69
After 2 years but within 5 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of finance lease contracts		67
Unguaranteed residual values		200
Over 5 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of finance lease contracts		38
Unguaranteed residual values		62
Transportation
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		148
Transportation | Less than 12 months
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		25
Transportation | 1 to 2 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		15
Transportation | After 2 years but within 5 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		94
Transportation | Over 5 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		14
Cars and light commercial vehicles
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		4
Cars and light commercial vehicles | Less than 12 months
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		1
Cars and light commercial vehicles | 1 to 2 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		1
Cars and light commercial vehicles | After 2 years but within 5 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		2
Other
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		92
Other | Less than 12 months
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		26
Other | 1 to 2 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		19
Other | After 2 years but within 5 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		37
Other | Over 5 years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Unguaranteed residual values of operating leases		£ 10